Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 222,948	$ 196,046		$ 4,179
Accounts receivable, net	9,629	4,268		4,710
Prepaid expenses and other current assets	7,869	4,080		1,285
Restricted cash	10,435	11,407
Total current assets	250,881	215,801		10,174
Property, equipment, and software, net	5,328	4,593		6,658
Goodwill	50,120	28,289		18,274	$ 21,305
Intangible assets, net	22,715	15,961		9,832
Restricted cash, non-current				3,000
Long-term insurance commissions receivable	4,748	3,365
Other assets	444	378		530
Total assets	334,236	268,387		48,468
Current liabilities
Accounts payable	6,384	9,203		4,806
Accrued expenses and other current liabilities	15,268	9,905		17,071
Accrued acquisition compensation				8,624
Deferred revenue	4,346	5,208		3,333
Refundable customer deposit	2,026	2,664		3,167
Current portion of long-term debt (includes $0 and $11,659 at fair value, respectively)	7,480	4,746		20,461
Total current liabilities	35,504	31,726		57,462
Long-term debt	42,624	43,237		40,659
Refundable customer deposit, non-current	396	529		3,107
Earnout liability, at fair value	43,193	50,238
Private warrant liability, at fair value	47,444	31,534
Other liabilities (includes $3,549 and $6,784 at fair value, respectively)	3,068	3,798		7,219
Total liabilities	172,229	161,062		108,447
Commitments and contingencies (Note 12)
Stockholders' equity (deficit)
Common stock, $0.0001 par value: Authorized shares - 400,000,000 and 52,575,160 ; Issued and outstanding shares - 81,669,151 and 34,197,822	9	8		3
Additional paid-in capital	544,605	424,823		203,492
Accumulated deficit	(382,607)	(317,506)		(263,474)
Total stockholders' equity	162,007	107,325	$ (67,623)	(59,979)	$ (149,842)
Total liabilities and stockholders' equity	$ 334,236	$ 268,387		$ 48,468